UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2015 – August 31, 2015

Item 1.  Schedule of Investments.

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2015

Shares	Security Description	Value

Common Stock - 96.2%
Basic Materials - 6.7%
3,200	E.I. du Pont de Nemours & Co.	$164,800
10,800	Goldcorp, Inc.	149,688
2,100	LyondellBasell Industries NV, Class A	179,298
12,940	The Chemours Co.	125,130
5,700	Weyerhaeuser Co. REIT	159,258
		778,174
Capital Goods / Industrials - 8.7%
1,100	Caterpillar, Inc.	84,084
5,000	Eaton Corp. PLC	285,300
6,200	Republic Services, Inc.	254,076
2,200	Stanley Black & Decker, Inc.	223,344
1,200	The Boeing Co.	156,816
		1,003,620
Consumer Cyclicals - 4.9%
16,900	Ford Motor Co.	234,403
4,700	Mattel, Inc.	110,121
2,900	Target Corp.	225,359
		569,883
Consumer Staples - 8.7%
2,400	Molson Coors Brewing Co., Class B	163,416
3,100	PepsiCo, Inc.	288,083
3,900	The Procter & Gamble Co.	275,613
4,400	Wal-Mart Stores, Inc.	284,812
		1,011,924
Energy - 10.3%
7,800	BP PLC, ADR	261,612
1,600	Chevron Corp.	129,584
2,100	Exxon Mobil Corp.	158,004
2,800	National Oilwell Varco, Inc.	118,524
4,600	Occidental Petroleum Corp.	335,846
2,300	Phillips 66	181,861
		1,185,431
Financials - 23.8%
8,300	BB&T Corp.	306,436
1,800	BOK Financial Corp.	113,904
4,500	FNF Group	163,845
6,600	Invesco, Ltd.	225,126
2,300	JPMorgan Chase & Co.	147,430
3,000	M&T Bank Corp.	354,720
7,600	MetLife, Inc.	380,760
4,400	Symetra Financial Corp.	138,468
2,400	The Chubb Corp.	289,944
8,200	U.S. Bancorp	347,270
5,300	Wells Fargo & Co.	282,649
		2,750,552
Health Care - 13.7%
3,700	AbbVie, Inc.	230,917
4,500	Baxalta, Inc. (a)	158,175
4,500	Baxter International, Inc.	173,025
1,800	Becton Dickinson and Co.	253,836
1,800	Cardinal Health, Inc.	148,086
4,800	Eli Lilly & Co.	395,280
2,400	Johnson & Johnson	225,552
		1,584,871
Technology - 14.8%
11,500	Cisco Systems, Inc.	297,620
2,500	Harris Corp.	192,050
1,800	International Business Machines Corp.	266,202
8,700	Microsoft Corp.	378,624
2,900	QUALCOMM, Inc.	164,082
12,900	STMicroelectronics NV, ADR	92,880
5,500	TE Connectivity, Ltd.	326,095
		1,717,553
Shares	Security Description	Value
Telecommunications - 3.3%
8,300	Verizon Communications, Inc.	$381,883
Utilities - 1.3%
4,900	Exelon Corp.	150,724

Total Common Stock (Cost $10,329,982)	11,134,615
Money Market Funds - 3.5%
411,069	Federated Government Obligations Fund, 0.01% (b) (Cost $411,069)	411,069
Total Investments - 99.7% (Cost $10,741,051)*	$11,545,684
Other Assets & Liabilities, Net – 0.3%	32,346
Net Assets – 100.0%	$11,578,030
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of August 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,613,967
Gross Unrealized Depreciation	(809,334)
Net Unrealized Appreciation	$804,633

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,134,615
Level 2 - Other Significant Observable Inputs	411,069
Level 3 - Significant Unobservable Inputs	-
Total	$11,545,684

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2015

Shares	Security Description	Value
Common Stock - 44.2%
Commercial Services - 3.2%
23,651	Navigant Consulting, Inc. (a)	$373,449
5,309	Omnicom Group, Inc.	355,597
		729,046
Communications - 4.7%
13,159	Comtech Telecommunications Corp.	351,082
8,589	InterDigital, Inc.	424,898
34,833	TiVo, Inc. (a)	316,980
		1,092,960
Consumer Discretionary - 4.2%
4,968	Bed Bath & Beyond, Inc. (a)	308,563
29,116	Francesca's Holdings Corp. (a)	327,264
7,757	The Buckle, Inc.	327,345
		963,172
Financials - 1.7%
4,287	CME Group, Inc.	404,864
Food - 1.7%
5,737	Sanderson Farms, Inc.	396,083
Health Care - 1.7%
11,003	Premier, Inc., Class A (a)	392,257
Industrials - 1.7%
3,923	Honeywell International, Inc.	389,436
Leisure Services - 1.5%
17,654	Interval Leisure Group, Inc.	354,139
Media - 4.4%
11,740	Discovery Communications, Inc., Class A (a)	312,284
19,206	Time, Inc.	398,908
26,430	Tribune Publishing Co.	311,610
		1,022,802
Technology - 19.4%
4,289	Accenture PLC, Class A	404,324
27,000	Blucora, Inc. (a)	376,920
12,698	CA, Inc.	346,529
9,097	CGI Group, Inc., Class A (a)	336,043
21,206	Ebix, Inc.	602,038
687	Google, Inc., Class A (a)	445,052
4,914	IAC/InterActiveCorp.	342,997
29,326	Liquidity Services, Inc. (a)	219,945
14,327	NeuStar, Inc., Class A (a)	400,440
25,130	RPX Corp. (a)	346,040
9,300	Teradata Corp. (a)	271,839
4,916	VMware, Inc., Class A (a)	389,102
		4,481,269
Total Common Stock (Cost $10,772,821)	10,226,028
Shares	Security Description	Value
Investment Companies - 4.6%
5,304	First Trust Dow Jones Internet Index Fund (a)	$362,953
7,322	iShares North American Tech-Software ETF	696,835
Total Investment Companies (Cost $930,980)	1,059,788
Money Market Fund - 37.1%
8,582,388	Fidelity Institutional Cash Money Market Fund, 0.14% (b) (Cost $8,582,388)	8,582,388
Total Investments - 85.9% (Cost $20,286,189)*	$19,868,204
Other Assets & Liabilities, Net – 14.1%	3,261,566
Net Assets – 100%	$23,129,770

ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of August 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$743,773
Gross Unrealized Depreciation	(1,161,758)
Net Unrealized Depreciation	$(417,985)

At August 31, 2015, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
1	ASX SPI 200 Index Futures	09/22/15	$98,036	$(2,764)
3	Copper Future	04/04/16	174,225	2,781
1	Gold 100 Oz Future	11/03/15	112,304	896
1	LME Zinc Future	09/16/15	51,878	(6,635)
3	U.S. 5-Year Treasury Note Future	01/10/16	360,526	(2,213)
(1)	Australia 10-Year Bond Future	09/16/15	(91,191)	(471)
(4)	Copper Future	01/04/16	(230,033)	(3,717)
(7)	EURO STOXX 50 Future	09/22/15	(257,754)	(1,309)
(3)	EURO-BOBL Future	12/14/15	(431,514)	(65)
(2)	EURO-BUND Future	12/14/15	(343,641)	(186)
(4)	FTSE 100 Index Future	09/21/15	(394,352)	8,395
(1)	LME Zinc Future	09/16/15	(51,559)	6,315
(3)	NASDAQ 100 Emini Future	09/18/15	(254,863)	(1,442)
(3)	S&P 500 E-mini Future	09/22/15	(303,613)	8,226
(1)	Silver Future	01/04/16	(72,621)	(313)
(1)	U.S. 10-Year Treasury Note Future	01/04/16	(127,794)	731
(2)	Yen Denominated Nikkei 225 Future	09/15/15	(155,560)	(906)
$(1,917,526)	$7,323

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of August 31, 2015.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Commercial Services	$729,046	$-	$-	$729,046
Communications	1,088,264	-	-	1,088,264
Consumer Discretionary	1,280,152	-	-	1,280,152
Financials	404,864	-	-	404,864
Food	396,083	-	-	396,083
Health Care	392,257	-	-	392,257
Industrials	389,436	-	-	389,436
Leisure Services	354,139	-	-	354,139
Media	710,518	-	-	710,518
Technology	4,481,269	-	-	4,481,269
Investment Companies	1,059,788	-	-	1,059,788
Money Market Fund	-	8,582,388	-	8,582,388
Total Investments At Value	$11,285,816	$8,582,388	$-	$19,868,204

Other Financial Instruments**
Futures	27,344	-	-	27,344
Total Assets	$11,313,160	$8,582,388	$-	$19,895,548
Total Liabilities
Other Financial Instruments**
Futures	(20,021)	-	-	(20,021)
Total Liabilities	$(20,021)	$-	$-	$(20,021)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date:	September 21, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	September 21, 2015